Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
KraneShares CICC China Consumer Leaders Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
[custom:SupplementClosingTextBlock]	CIK0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares CICC China Consumer Leaders Index ETF
Strategy [Heading]	rr_StrategyHeading	Change in Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective September 30, 2022, the first and second paragraphs under the “Principal Investment Strategies” section of the Fund’s Summary Prospectus are deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index. The Underlying Index is a free float adjusted market capitalization weighted index (subject to the modifications described below) designed to measure the equity market performance of Chinese companies engaged in “Consumer-Related Industries” -- namely, Home decorations; Household appliances; Household appliances and special consumer goods; Leisure Products; Clothing, apparel and luxury; Footwear; Hotels, resorts and luxury cruises; restaurant; Beer; Liquor and wine; Soft drink; Food processing and meat; Household items; Personal items; and Leisure facilities. The securities that are eligible for inclusion in the Underlying Index at each semi-annual reconstitution include all types of publicly issued shares of companies that are domiciled in China and have majority of revenues from China, such as A-Shares, B-Shares, H-Shares, P-Chips and Red Chips, which are described below, provided that they have an average daily traded value of over $10 million Chinese renminbi (“RMB”). ADRs and the companies listed under the Stock Connect Programs in Hong Kong and China are also considered for inclusion in the Underlying Index. Only the top five companies by market capitalization in each eligible sub-industry are eligible for inclusion in the Underlying Index.

For the Underlying Index, Fuzzy Logix, Inc. (doing business as “FastINDX”) (“Index Provider”) ranks eligible companies by long term operating income, long term operating cash flow, market capitalization, long term return on equity and long-term gross profit. The top 30 stocks with the highest ranking are then included in the Underlying Index, weighted according to free-float market capitalizations with a cap to limit stocks of individual companies to no more than 10% of the Underlying Index. The Underlying Index is rebalanced quarterly. At each quarterly rebalance, if 45% of the Underlying Index consists of companies that are more than 5% of the Underlying Index, companies that are above 5% will be adjusted downward to 4.5% until 55% of the Underlying Index consists of companies that are less than 5%. During this process, the weighting of companies below 5% of the Underlying Index will be adjusted upward but will not exceed 5%.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANESHARES TRUST

KraneShares CICC China Consumer Leaders Index ETF

(the “Fund”)

Supplement dated September 23, 2022 to the currently effective Summary Prospectus and Statutory Prospectus as each may be supplemented

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2022.